Investments OTTI Credit Losses Recognized in Earnings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance	$ 27.7		$ 35.8		$ 39.8
Credit losses for which an OTTI was previously recognized	0.1		0.1		1.4
Credit losses for which an OTTI was not previously recognized	0		0.3		1.5
Reductions for securities sold/matured	0		(0.2)		0
Change in recoveries of future cash flows expected to be collected	(8.0)	[1],[2]	(4.0)	[1],[2]	(5.4)	[1],[2]
Reductions for previously recognized credit impairments written-down to fair value	(0.2)	[3]	(4.3)	[3]	(1.5)	[3]
Ending balance	19.6		27.7		35.8
Residential mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance	27.1		34.5		32.3
Credit losses for which an OTTI was previously recognized	0.1		0.1		1.4
Credit losses for which an OTTI was not previously recognized	0		0.3		1.1
Reductions for securities sold/matured	0		0		0
Change in recoveries of future cash flows expected to be collected	(7.8)	[1],[2]	(3.8)	[1],[2]	0.8	[1],[2]
Reductions for previously recognized credit impairments written-down to fair value	(0.2)	[3]	(4.0)	[3]	(1.1)	[3]
Ending balance	19.2		27.1		34.5
Commercial mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance	0.6		1.3		1.0
Credit losses for which an OTTI was previously recognized	0		0		0
Credit losses for which an OTTI was not previously recognized	0		0		0.4
Reductions for securities sold/matured	0		(0.2)		0
Change in recoveries of future cash flows expected to be collected	(0.2)	[1],[2]	(0.2)	[1],[2]	0.3	[1],[2]
Reductions for previously recognized credit impairments written-down to fair value	0	[3]	(0.3)	[3]	(0.4)	[3]
Ending balance	0.4		0.6		1.3
Corporate debt securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance	0		0		6.5
Credit losses for which an OTTI was previously recognized	0		0		0
Credit losses for which an OTTI was not previously recognized	0		0		0
Reductions for securities sold/matured	0		0		0
Change in recoveries of future cash flows expected to be collected	0	[1],[2]	0	[1],[2]	(6.5)	[1],[2]
Reductions for previously recognized credit impairments written-down to fair value	0	[3]	0	[3]	0	[3]
Ending balance	$ 0		$ 0		$ 0

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
[2]	Includes $2.6 million, $1.4 million, and $2.0 million at December 31, 2013, 2012, and 2011, respectively, received in excess of the cash flows expected to be collected at the time of the write-downs.
[3]	Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).